Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	13.79%	11.24%	11.10%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.48%	8.86%	8.68%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.67%	8.35%	8.24%